Computation of Basic and Diluted Earnings (loss) Per Share (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Denominator
Weighted avg. common shares outstanding	14,988,681	14,988,681	14,988,681	14,988,681	14,988,681	14,951,715
Basic earnings (losses) per share attributable to Class A and Class B common stock	$ (0.09)	$ (0.06)	$ (0.18)	$ 0.37	$ 0.25	$ (0.15)
Numerator
Total earnings (losses) used in per share computation	$ (1,372,707)	$ (886,081)	$ (2,724,441)	$ 5,776,283	$ 3,886,905	$ (2,252,188)
Denominator
Weighted avg. common shares used in basic per share computation	14,988,681	14,988,681	14,988,681	14,988,681	14,988,681	14,951,715
Plus: Weighted avg. Series B convertible preferred shares	14,988,681	14,988,681	14,988,681	15,238,681	15,238,681	14,951,715
Diluted earnings (losses) per share attributable to Class A and Class B common stock	$ (0.09)	$ (0.06)	$ (0.18)	$ 0.37	$ 0.25	$ (0.15)
Series A common stock
Numerator
Allocation of undistributed earnings (losses) to Class A and Class B common stock	(947,991)	(611,928)	(1,881,499)	3,836,607	2,581,803	(1,559,190)
Denominator
Weighted avg. common shares outstanding	10,351,334	10,351,334	10,351,334	10,351,334	10,351,334	10,351,334
Basic earnings (losses) per share attributable to Class A and Class B common stock	$ (0.09)	$ (0.06)	$ (0.18)	$ 0.37	$ 0.25	$ (0.15)
Numerator
A and Series B common stock in basic earnings per share	(947,991)	(611,928)	(1,881,499)	3,836,607	2,581,803	(1,559,190)
Plus: Undistributed earnings (losses) allocated to Series B convertible preferred shares				92,421	62,354
Total earnings (losses) used in per share computation	(947,991)	(611,928)	(1,881,499)	3,929,028	2,644,156	(1,559,190)
Denominator
Weighted avg. common shares used in basic per share computation	10,351,334	10,351,334	10,351,334	10,351,334	10,351,334	10,351,334
Plus: Weighted avg. Series B convertible preferred shares				250,000	250,000
Number of shares used in per share computation	10,351,334	10,351,334	10,351,334	10,601,334	10,601,334	10,351,334
Diluted earnings (losses) per share attributable to Class A and Class B common stock	$ (0.09)	$ (0.06)	$ (0.18)	$ 0.37	$ 0.25	$ (0.15)
Series B common stock
Numerator
Allocation of undistributed earnings (losses) to Class A and Class B common stock	(424,716)	(274,153)	(842,942)	1,718,444	1,156,634	(692,998)
Denominator
Weighted avg. common shares outstanding	4,637,347	4,637,347	4,637,347	4,637,347	4,637,347	4,600,381
Basic earnings (losses) per share attributable to Class A and Class B common stock	$ (0.09)	$ (0.06)	$ (0.18)	$ 0.37	$ 0.25	$ (0.15)
Numerator
A and Series B common stock in basic earnings per share	(424,716)	(274,153)	(842,942)	1,718,444	1,156,634	(692,998)
Total earnings (losses) used in per share computation	$ (424,716)	$ (274,153)	$ (842,942)	$ 1,718,444	$ 1,156,634	$ (692,998)
Denominator
Weighted avg. common shares used in basic per share computation	4,637,347	4,637,347	4,637,347	4,637,347	4,637,347	4,600,381
Number of shares used in per share computation	4,637,347	4,637,347	4,637,347	4,637,347	4,637,347	4,600,381
Diluted earnings (losses) per share attributable to Class A and Class B common stock	$ (0.09)	$ (0.06)	$ (0.18)	$ 0.37	$ 0.25	$ (0.15)